ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS - Additional Information (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Common stock, shares authorized				1,000,000,000
Treasury stock, shares	2,330,620	1,997,620	1,485,862
Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	96,588,106
Common stock, shares outstanding	94,148,486	93,353,402
Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000
Parent
Treasury stock, shares	2,330,620	1,997,620
Parent | Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	96,588,106
Common stock, shares outstanding	94,148,486	93,353,402
Parent | Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000